Investments in Equity Investees - Summarized Statement of Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Other
Summarized statement of operations
Net income/(loss)	$ 22,000	$ (8,000)
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized statement of operations
Revenue	123,408,000	122,746,000
Gross profit	45,933,000	54,873,000
Depreciation and amortization	(2,291,000)	(1,506,000)
Interest income	79,000	124,000
Finance cost	(58,000)	(87,000)
Income/(loss)before taxation	13,525,000	20,494,000
Income tax expense	(1,942,000)	(3,320,000)
Net income/(loss)	11,583,000	17,174,000
Non-controlling interests	(61,000)	(37,000)
Net income/(loss) attributable to the shareholders of equity investee	11,522,000	17,137,000
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized statement of operations
Revenue	129,718,000	126,846,000
Gross profit	94,964,000	90,743,000
Depreciation and amortization	(3,382,000)	(541,000)
Interest income	498,000	385,000
Income/(loss)before taxation	43,727,000	35,482,000
Income tax expense	(5,984,000)	(5,925,000)
Net income/(loss)	37,743,000	29,557,000
Net income/(loss) attributable to the shareholders of equity investee	37,743,000	29,557,000
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized statement of operations
Income/(loss)before taxation	(4,749,000)	(4,184,000)
Net income/(loss)	(4,749,000)	(4,184,000)
Net income/(loss) attributable to the shareholders of equity investee	$ (4,749,000)	$ (4,184,000)